Earnings per share: (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options and warrants	52,612,580	32,794,832	34,104,167